Benefit Plans - Amounts Recognized in Other Comprehensive Income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Pension Benefits
Amounts arising during the year:
Net loss (gain) on pension assets	$ 3,700	$ (1,677)
Net (gain) loss on pension obligations	(8,004)	35,083
Reclassification adjustments recognized as components of net periodic benefit cost during the year:
Net loss	(9,928)	(5,163)
Amount recognized in other comprehensive income	(14,232)	28,243
Other Benefits
Amounts arising during the year:
Net (gain) loss on pension obligations	(1,018)	1,471
Prior service cost (credit)		(2,196)
Reclassification adjustments recognized as components of net periodic benefit cost during the year:
Net loss	(32)
Prior service credit	429
Amount recognized in other comprehensive income	$ (621)	$ (725)